Note 25 - Group Information (Details Textual) - OU PocoSys [member] $ in Millions	Jan. 17, 2020 USD ($)
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Total consideration transferred, acquisition-date fair value	$ 5.0
Identifiable intangible assets recognised as of acquisition date	1.7
Goodwill recognised as of acquisition date	$ 3.0